BEIJING BRUSSELS CENTURY CITY HONG KONG LONDON LOS ANGELES NEWPORT BEACH	Times Square Tower 7 Times Square New York, New York 10036 TELEPHONE (212) 326-2000 FACSIMILE (212) 326-2061 www.omm.com	SAN FRANCISCO SHANGHAI SILICON VALLEY SINGAPORE TOKYO WASHINGTON, D.C.

OUR FILE NUMBER

0628342-00012

WRITER’S DIRECT DIAL

(212) 408-2440

WRITER’S E-MAIL ADDRESS

WKUESEL@OMM.COM

May 13, 2010

BY EDGAR

Re:	NCL Corporation Ltd. Registration Statement on Form F-4

Ladies and Gentlemen:

On behalf of our client, NCL Corporation Ltd. (the “Registrant”), enclosed for filing by electronic submission with the Securities and Exchange Commission (the “Commission”) pursuant to the Securities Act of 1933, as amended (the “Securities Act”) and the rules and regulations promulgated thereunder, is a Registration Statement on Form F-4 (the “Registration Statement”), including exhibits. This Registration Statement relates to an exchange offer to be made by the Registrant in which the Registrant will offer for exchange up to $450,000,000 aggregate principal amount of the Registrant’s 11.75% Senior Secured Notes Due 2016 and the guarantees thereof, which have been registered under the Securities Act, for a like principal amount of the Registrant’s outstanding 11.75% Senior Secured Notes Due 2016 and the guarantees thereof, which were issued on November 12, 2009.

In accordance with Rule 3a of the Informal and Other Procedures of the Commission, the Registrant has remitted by wire transfer the filing fee of $32,085.00 to the U.S. Treasury designated lockbox depository at the U.S. Bank of St. Louis, Missouri.

May 13, 2010—Page 2

Please do not hesitate to contact the undersigned at (212) 408-2440 or Kurt A. Van Derslice of this office at (212) 326-2286 with any questions or comments regarding the Registration Statement.

Sincerely,

/s/ William B. Kuesel
William B. Kuesel

cc:	Daniel S. Farkas

(NCL Corporation Ltd.)